UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 18.1%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd., Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$2,000	$1,914,588

Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 7.251%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	989,034

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,859,477

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,865,036

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,977,576

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,859,412

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,886,288

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 6.534%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	3,212,443

Barings CLO, Ltd., Series 2018-1A, Class D, 6.544%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,636,945

Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 4.413%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,960,888

Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,865,396

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	4,548,715

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 6.413%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,775,195

Benefit Street Partners CLO XVI, Ltd.:

Series 2018-16A, Class DR, 4.044%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,969,572

Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,949,896

Benefit Street Partners CLO XVII, Ltd.:

Series 2019-17A, Class DR, 4.394%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,472,220

Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	723,827

Benefit Street Partners CLO XXII, Ltd.:

Series 2020-22A, Class DR, 3.667%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,975,268

Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,974,998

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XXV, Ltd.:

Series 2021-25A, Class D, 4.444%, (3 mo. USD LIBOR + 3.40%), 1/15/35(1)(2)	$3,000	$2,938,359

Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	980,071

Betony CLO 2, Ltd., Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000	2,826,507

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 4.563%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,441,854

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 8.513%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	980,122

BlueMountain CLO, Ltd.:

Series 2015-3A, Class A1R, 2.063%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,474,933

Series 2015-3A, Class DR, 6.463%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,832,808

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	912,593

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750	688,398

Canyon Capital CLO, Ltd.:

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	923,437

Series 2017-1A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	958,014

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,883,768

Series 2022-1A, Class D, 3.731%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,884,602

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	916,585

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,831,600

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,660,094

Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	3,251,020

Series 2019-4A, Class CR, 4.046%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,717,170

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,980,734

Series 2022-AA, Class C, (3 mo. SOFR + 3.55%), 4/20/35(1)(3)	3,000	2,988,369

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,861,007

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	$1,000	$967,758

CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 2.283%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,125	1,122,821

Crown City CLO III, Series 2021-1A, Class C, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	966,713

Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65(1)(4)	3,500	3,499,536

Dryden CLO, Ltd., Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	963,813

Dryden Senior Loan Fund, Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,914,956

Elmwood CLO 14, Ltd.:

Series 2022-1A, Class D, 3.80%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,983,642

Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,977,328

Galaxy XXI CLO, Ltd.:

Series 2015-21A, Class DR, 3.713%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,812,395

Series 2015-21A, Class ER, 6.313%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,710,320

Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,903,198

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,848,494

Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,668,938

Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 3.965%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,972,986

Golub Capital Partners CLO 53B, Ltd.:

Series 2021-53A, Class D, 4.113%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,914,962

Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	962,830

Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 4.665%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,779,692

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 4.844%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000	2,924,148

Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 3.761%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,437,525

Security	Principal Amount (000’s omitted)	Value

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	$1,000	$968,804

Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 7.544%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750	2,607,770

ICG US CLO, Ltd., Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	919,075

KKR SFR Warehouse Participation, 4.29%, (30-day average SOFR + 3.50%), 12/13/23(2)	17,879	17,655,872

Madison Park Funding XVII, Ltd.:

Series 2015-17A, Class DR, 4.698%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,455,431

Series 2015-17A, Class ER, 7.598%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,435,938

Madison Park Funding XXXVI, Ltd.:

Series 2019-36A, Class D1R, 4.351%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	991,549

Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,972,944

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Mountain View CLO, LLC, Series 2017-2A, Class AR, 2.084%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000	6,935,873

Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,939,640

Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,924,316

NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 3.918%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,432,454

Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 2.144%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,779,295

NRZ Excess Spread-Collateralized Notes:

Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	1,133	1,051,678

Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	7,098	6,716,469

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	1,500	1,469,031

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,851,684

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500	2,427,485

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd.: (continued)

Series 2022-1A, Class D, 3.516%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	$2,450	$2,404,317

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 3.518%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	5,000	4,982,968

Series 2018-GT2, Class A, 3.318%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,235,825

Regatta IX Funding, Ltd., Series 2017-1A, Class E, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,912,871

Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,818,098

Sandstone Peak, Ltd., Series 2021-1A, Class D, 4.594%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,898,552

Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 2.194%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,926,564

Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 2.168%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	10,000	9,938,180

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(4)	58,361	54,901,146

Upland CLO, Ltd., Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,868,124

Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000	1,783,774

VM Pronto SFR Warehouse Participation, 4.34%, (30-day average SOFR + 3.55%), 9/3/24(2)	31,709	31,235,907

Voya CLO, Ltd.:

Series 2013-1A, Class DR, 7.524%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	4,519,105

Series 2014-1A, Class DR2, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	2,000	1,796,418

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,785,788

Series 2017-4A, Class A1, 2.174%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	5,087	5,069,735

Series 2018-2A, Class E, 6.294%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	924,865

Wellfleet CLO, Ltd.:

Series 2016-2A, Class A1R, 2.203%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	3,716	3,699,077

Series 2019-1A, Class CR, 4.613%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,472,198

Series 2021-2A, Class E, 8.004%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	958,410

Total Asset-Backed Securities (identified cost $373,841,630)		$365,978,947

Closed-End Funds — 0.4%
Security	Shares	Value

Nuveen Global High Income Fund	83,400	$1,100,880

PGIM Global High Yield Fund, Inc.	430,326	5,533,993

Western Asset High Income Opportunity Fund, Inc.	383,997	1,620,467

Total Closed-End Funds (identified cost $8,409,895)		$8,255,340

Collateralized Mortgage Obligations — 11.7%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$61	$64,179

Series 4273, Class SP, 10.786%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	516,858

Series 5071, Class SP, 3.148%, (3.30% - 30-day average SOFR), 2/25/51(5)	4,319	3,387,552

Series 5083, Class SK, 3.664%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(5)	3,865	2,915,878

Series 5139, Class DZ, 2.50%, 9/25/51	2,153	1,949,127

Series 5144, Class Z, 2.50%, 9/25/51	7,704	7,069,564

Series 5150, Class QZ, 2.50%, 10/25/51	2,580	2,317,344

Series 5150, Class ZJ, 2.50%, 10/25/51	4,243	3,739,916

Series 5152, Class ZP, 3.00%, 7/25/50	10,095	9,057,373

Series 5159, Class ZP, 3.00%, 11/25/51	1,047	936,449

Series 5159, Class ZT, 3.00%, 11/25/51	1,810	1,632,720

Series 5160, Class ZY, 3.00%, 10/25/50	10,241	9,025,486

Series 5163, Class Z, 3.00%, 11/25/51	1,186	1,069,322

Series 5166, Class ZN, 3.00%, 9/25/50	2,261	2,124,736

Series 5168, Class MZ, 3.00%, 10/25/51	2,428	2,158,569

Interest Only:(6)

Series 380, Class C1, 3.00%, 1/25/50	23,909	3,973,407

Series 380, Class C5, 3.50%, 1/25/50	11,679	1,973,590

Series 2631, Class DS, 6.546%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	807	52,328

Series 2953, Class LS, 6.146%, (6.70% - 1 mo. USD LIBOR), 12/15/34(5)	132	1,324

Series 2956, Class SL, 6.446%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	631	87,590

Series 3114, Class TS, 6.096%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,796	146,813

Series 3153, Class JI, 6.066%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,565	194,654

Series 4007, Class JI, 4.00%, 2/15/42	723	96,108

Series 4050, Class IB, 3.50%, 5/15/41	414	3,546

Series 4067, Class JI, 3.50%, 6/15/27	2,726	169,333

Series 4070, Class S, 5.546%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	6,042	687,383

Series 4095, Class HS, 5.546%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,378	119,812

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 4109, Class ES, 5.596%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	$82	$12,563

Series 4109, Class SA, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,680	347,826

Series 4149, Class S, 5.696%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,957	265,622

Series 4163, Class GS, 5.646%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,708	233,066

Series 4169, Class AS, 5.696%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,716	276,489

Series 4180, Class GI, 3.50%, 8/15/26	656	11,825

Series 4188, Class AI, 3.50%, 4/15/28	2,354	126,190

Series 4189, Class SQ, 5.596%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	535	81,171

Series 4203, Class QS, 5.696%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,631	171,647

Series 4332, Class IK, 4.00%, 4/15/44	631	96,401

Series 4332, Class KI, 4.00%, 9/15/43	118	2,006

Series 4343, Class PI, 4.00%, 5/15/44	1,695	269,694

Series 4370, Class IO, 3.50%, 9/15/41	490	13,524

Series 4381, Class SK, 5.596%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,463	192,401

Series 4388, Class MS, 5.546%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,549	228,793

Series 4408, Class IP, 3.50%, 4/15/44	2,375	280,371

Series 4497, Class CS, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,688	66,682

Series 4507, Class MI, 3.50%, 8/15/44	1,021	46,484

Series 4507, Class SJ, 5.626%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	4,529	773,810

Series 4520, Class PI, 4.00%, 8/15/45	11,361	1,546,380

Series 4526, Class PI, 3.50%, 1/15/42	78	163

Series 4528, Class BS, 5.596%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	2,071	260,933

Series 4629, Class QI, 3.50%, 11/15/46	2,442	403,634

Series 4637, Class IP, 3.50%, 4/15/44	468	17,911

Series 4644, Class TI, 3.50%, 1/15/45	2,128	287,304

Series 4667, Class PI, 3.50%, 5/15/42	1,448	27,905

Series 4672, Class LI, 3.50%, 1/15/43	639	8,092

Series 4744, Class IO, 4.00%, 11/15/47	2,051	406,043

Series 4749, Class IL, 4.00%, 12/15/47	1,616	306,182

Series 4767, Class IM, 4.00%, 5/15/45	246	433

Series 4768, Class IO, 4.00%, 3/15/48	1,993	386,139

Series 5051, Class S, 3.311%, (3.60% - 30-day average SOFR), 12/25/50(5)	19,653	1,594,963

Series 5070, Class CI, 2.00%, 2/25/51	41,976	5,708,137

Principal Only:(7)

Series 4417, Class KO, 0.00%, 12/15/43	559	379,995

Security	Principal Amount (000’s omitted)	Value

Principal Only: (continued)

Series 4478, Class PO, 0.00%, 5/15/45	$992	$794,701

		$71,096,441

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2019-HQA3, Class B2, 8.168%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	$1,250	$1,243,470

Series 2020-DNA4, Class M2, 4.418%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	705	708,565

Series 2020-HQA4, Class M2, 3.818%, (1 mo. USD LIBOR + 3.15%), 9/25/50(1)(2)	1,574	1,580,473

		$3,532,508

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$42	$42,973

Series 1994-42, Class K, 6.50%, 4/25/24	34	35,087

Series 2009-62, Class WA, 5.578%, 8/25/39(4)	889	931,863

Series 2013-6, Class TA, 1.50%, 1/25/43	662	646,812

Series 2021-56, Class GZ, 3.00%, 7/25/51	2,072	1,824,077

Series 2021-56, Class LZ, 2.50%, 9/25/51	5,341	4,648,915

Series 2021-61, Class LZ, 2.50%, 9/25/51	3,854	3,531,280

Series 2021-61, Class Z, 2.50%, 9/25/51	8,105	7,448,282

Series 2021-77, Class WZ, 3.00%, 8/25/50	715	664,809

Series 2021-77, Class Z, 3.00%, 5/25/51	5,991	5,408,048

Series 2021-79, Class Z, 3.00%, 11/25/51	5,278	4,632,825

Interest Only:(6)

Series 2004-46, Class SI, 5.332%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,605	139,514

Series 2005-17, Class SA, 6.032%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,294	189,825

Series 2005-71, Class SA, 6.082%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	246	7,996

Series 2005-105, Class S, 6.032%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	1,041	152,001

Series 2006-44, Class IS, 5.932%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	895	131,507

Series 2006-65, Class PS, 6.552%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	894	150,120

Series 2006-96, Class SN, 6.532%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	1,062	141,428

Series 2006-104, Class SD, 5.972%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	919	121,815

Series 2006-104, Class SE, 5.962%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	613	81,007

Series 2007-50, Class LS, 5.782%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	1,155	151,708

Series 2008-26, Class SA, 5.532%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,444	209,866

Series 2008-61, Class S, 5.432%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,836	300,213

Series 2011-101, Class IC, 3.50%, 10/25/26	1,303	61,559

Series 2011-101, Class IE, 3.50%, 10/25/26	985	45,497

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2011-104, Class IM, 3.50%, 10/25/26	$1,707	$81,391

Series 2012-52, Class DI, 3.50%, 5/25/27	3,210	201,095

Series 2012-94, Class KS, 5.982%, (6.65% - 1 mo. USD LIBOR), 5/25/38(5)	353	3,071

Series 2012-94, Class SL, 6.032%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	265	2,328

Series 2012-124, Class IO, 1.156%, 11/25/42(4)	3,860	169,365

Series 2012-139, Class LS, 5.695%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	3,077	574,517

Series 2012-147, Class SA, 5.432%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,483	697,510

Series 2012-150, Class PS, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,095	627,503

Series 2012-150, Class SK, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	5,511	1,015,842

Series 2013-11, Class IO, 4.00%, 1/25/43	12,317	1,638,242

Series 2013-12, Class SP, 4.982%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	707	33,872

Series 2013-15, Class DS, 5.532%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	4,767	485,491

Series 2013-23, Class CS, 5.582%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,524	258,738

Series 2013-54, Class HS, 5.632%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	906	20,154

Series 2013-64, Class PS, 5.582%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,386	251,893

Series 2013-66, Class JI, 3.00%, 7/25/43	3,947	675,242

Series 2013-75, Class SC, 5.582%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	3,740	208,461

Series 2014-32, Class EI, 4.00%, 6/25/44	921	150,011

Series 2014-41, Class SA, 5.382%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,463	256,650

Series 2014-43, Class PS, 5.432%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,418	136,964

Series 2014-55, Class IN, 3.50%, 7/25/44	2,504	528,042

Series 2014-64, Class BI, 3.50%, 3/25/44	415	16,459

Series 2014-67, Class IH, 4.00%, 10/25/44	1,611	358,830

Series 2014-80, Class CI, 3.50%, 12/25/44	1,543	322,387

Series 2014-89, Class IO, 3.50%, 1/25/45	2,359	528,369

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(5)	1,999	21,126

Series 2015-14, Class KI, 3.00%, 3/25/45	2,942	516,309

Series 2015-22, Class GI, 3.50%, 4/25/45	937	174,181

Series 2015-31, Class SG, 5.432%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,945	688,713

Series 2015-36, Class IL, 3.00%, 6/25/45	1,815	342,147

Series 2015-52, Class MI, 3.50%, 7/25/45	4,137	879,098

Series 2015-93, Class BS, 5.482%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	1,665	131,808

Series 2018-21, Class IO, 3.00%, 4/25/48	4,759	853,042

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2021-94, Class CI, 3.00%, 1/25/52	$13,761	$2,229,296

		$46,777,174

Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 4.418%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	$1,000	$978,056

Government National Mortgage Association:

Series 2021-136, Class Z, 2.50%, 8/20/51	9,935	9,029,622

Series 2021-139, Class ZJ, 2.50%, 8/20/51	2,303	2,084,900

Series 2021-154, Class ZC, 2.50%, 9/20/51	1,846	1,595,705

Series 2021-154, Class ZL, 3.00%, 9/20/51	2,731	2,384,851

Series 2021-165, Class MZ, 2.50%, 9/20/51	14,899	12,865,267

Series 2021-177, Class DZ, 3.00%, 10/20/51	265	234,143

Series 2022-31, Class ZD, 3.00%, 2/20/52	1,787	1,587,099

Interest Only:(6)

Series 2014-68, Class KI, 1.168%, 10/20/42(4)	3,317	59,597

Series 2017-104, Class SD, 5.606%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	5,510	644,611

Series 2017-121, Class DS, 3.906%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,815	251,272

Series 2017-137, Class AS, 3.906%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	5,421	349,946

Series 2020-116, Class MI, 2.00%, 8/20/50	19,215	2,525,493

Series 2020-134, Class LI, 2.50%, 9/20/50	8,772	1,134,692

Series 2020-146, Class IQ, 2.00%, 10/20/50	20,028	2,516,667

Series 2020-146, Class QI, 2.00%, 10/20/50	10,740	1,317,498

Series 2020-149, Class NI, 2.50%, 10/20/50	15,829	2,198,409

Series 2020-151, Class AI, 2.00%, 10/20/50	58,553	7,233,337

Series 2020-151, Class HI, 2.50%, 10/20/50	1,392	170,035

Series 2020-154, Class PI, 2.50%, 10/20/50	14,057	1,814,639

Series 2020-167, Class KI, 2.00%, 11/20/50	32,766	4,031,684

Series 2020-173, Class DI, 2.00%, 11/20/50	24,179	2,931,465

Series 2020-176, Class HI, 2.50%, 11/20/50	34,570	4,744,992

Series 2020-185, Class BI, 2.00%, 12/20/50	8,251	1,026,564

Series 2020-191, Class AI, 2.00%, 12/20/50	30,881	4,035,046

Series 2021-15, Class AI, 2.00%, 1/20/51	35,704	4,411,278

Series 2021-23, Class TI, 2.50%, 2/20/51	13,387	1,681,467

Series 2021-30, Class AI, 2.00%, 2/20/51	4,350	538,633

Series 2021-46, Class IM, 2.50%, 3/20/51	3,028	432,767

Series 2021-56, Class SE, 2.148%, (2.30% - 30-day average SOFR), 10/20/50(5)	6,280	156,508

Series 2021-67, Class SA, 2.01%, (2.30% - 30-day average SOFR), 10/20/50(5)	42,017	1,217,856

Series 2021-77, Class SB, 3.156%, (3.75% - 1 mo. USD LIBOR), 5/20/51(5)	14,211	785,403

Series 2021-97, Class IG, 2.50%, 8/20/49	45,531	5,188,776

Series 2021-114, Class MI, 3.00%, 6/20/51	11,673	1,619,992

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

Series 2021-121, Class TI, 3.00%, 7/20/51	$43,533	$5,124,081

Series 2021-122, Class NI, 3.00%, 7/20/51	7,785	1,084,290

Series 2021-125, Class SA, 3.156%, (3.75% - 1 mo. USD LIBOR), 7/20/51(5)	18,275	1,109,735

Series 2021-154, Class MI, 3.00%, 9/20/51	59,667	7,220,908

Series 2021-160, Class IT, 2.50%, 9/20/51	19,531	2,244,037

Series 2021-175, Class SA, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	72,704	563,699

Series 2021-187, Class SB, 1.206%, (1.80% - 1 mo. USD LIBOR), 10/20/51(5)	29,165	214,529

Series 2021-193, Class IU, 3.00%, 11/20/49	53,733	6,366,447

Series 2021-193, Class YS, 2.16%, (2.45% - 30-day average SOFR), 11/20/51(5)	29,112	628,207

Series 2021-201, Class PI, 3.00%, 11/20/51	34,811	3,729,825

Series 2021-209, Class IW, 3.00%, 11/20/51	24,140	2,816,361

		$113,902,333

Total Collateralized Mortgage Obligations (identified cost $310,061,059)		$236,286,512

Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000’s omitted)	Value

JPMBB Commercial Mortgage Securities Trust:

Series 2014-C22, Class D, 4.703%, 9/15/47(1)(4)	$3,430	$2,522,801

Series 2014-C25, Class D, 4.086%, 11/15/47(1)(4)	8,045	5,999,606

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.496%, 8/15/46(1)(4)(8)	5,000	369,159

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,343,650

Total Commercial Mortgage-Backed Securities (identified cost $18,660,918)		$11,235,216

Common Stocks — 0.7%
Security	Shares	Value

Argentina — 0.1%

Banco Macro S.A. ADR(9)	21,300	$312,471

Grupo Financiero Galicia S.A. ADR	31,600	287,244

IRSA Inversiones y Representaciones S.A. ADR(9)	22,900	103,508

Loma Negra Cia Industrial Argentina S.A. ADR	48,300	271,446

Pampa Energia S.A. ADR(9)	20,800	448,656

Security		Shares	Value

Argentina (continued)

Telecom Argentina S.A. ADR(9)		57,700	$315,619

Transportadora de Gas del Sur S.A. ADR(9)		39,452	252,887

			$1,991,831

Brazil — 0.1%

Petroleo Brasileiro S.A. ADR		61,000	$827,770

			$827,770

Bulgaria — 0.3%

Eurohold Bulgaria AD(9)		5,140,100	$6,647,158

			$6,647,158

Iceland — 0.2%

Arion Banki HF(1)		1,126,817	$1,462,988

Eik Fasteignafelag HF		1,980,300	240,113

Eimskipafelag Islands HF		125,154	540,136

Hagar HF		530,600	326,588

Reginn HF		808,000	237,623

Reitir Fasteignafelag HF		544,900	436,213

Siminn HF		5,098,858	487,683

			$3,731,344

South Africa — 0.0%(10)

Petra Diamonds, Ltd.(9)		209,000	$324,005

			$324,005

Total Common Stocks (identified cost $10,354,909)			$13,522,108

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	5,495	$5,010,753

			$5,010,753

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$1,032,361

			$1,032,361

Total Convertible Bonds (identified cost $6,415,329)			$6,043,114

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 5.0%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	856	$855,018

IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(11)	USD	493	485,842

Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(11)	USD	1,740	1,638,558

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(13)	USD	1,918	1,702,654

4.00% to 1/1/23, 2/12/26(11)(13)	USD	3,105	2,756,372

			$7,438,444

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	3,400	$3,162,000

			$3,162,000

Belarus — 0.0%(10)

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(11)	USD	1,829	$676,730

			$676,730

Brazil — 0.9%

Arcos Dorados BV, 6.125%, 5/27/29(1)	USD	2,613	$2,566,136

Braskem Netherlands Finance BV, 5.875%, 1/31/50(11)	USD	2,214	1,983,567

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	616	534,380

10.00%, 2/10/27(11)	USD	1,157	1,003,698

Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	923	814,805

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,965	1,712,890

MV24 Capital BV, 6.748%, 6/1/34(11)	USD	610	578,804

Natura & Co. Luxembourg Holding S.a.r.l., 6.00%, 4/19/29(1)	USD	259	251,878

Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	4,816	4,324,864

Odebrecht Offshore Drilling Finance, Ltd.:

6.72%, 12/1/22(1)	USD	93	92,038

6.72%, 12/1/22(11)	USD	791	782,845

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,314,138

Vale S.A., 2.762%(14)(15)	BRL	14,736	1,386,023

			$17,346,066

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	209	$176,908

Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	2,000	2,104,984

			$2,281,892

China — 0.2%

Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(16)	USD	850	$176,588

KWG Group Holdings, Ltd., 7.875%, 9/1/23(11)	USD	519	244,449

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)	USD	3,343	827,392

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(11)	USD	400	105,000

8.35%, 4/19/23(11)	USD	1,340	331,650

Times China Holdings, Ltd.:

5.55%, 6/4/24(11)	USD	2,221	1,177,130

6.75%, 7/16/23(11)	USD	1,041	578,796

			$3,441,005

Colombia — 0.0%(10)

Gran Tierra Energy International Holdings, Ltd.:

6.25%, 2/15/25(1)	USD	278	$256,167

6.25%, 2/15/25(11)	USD	738	680,041

			$936,208

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(11)	USD	1,409	$1,248,818

			$1,248,818

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$1,799,125

Silknet JSC, 8.375%, 1/31/27(11)	USD	1,339	1,308,873

TBC Bank JSC, 8.894% to 11/6/26(11)(14)(17)	USD	1,971	1,921,725

			$5,029,723

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,735	$1,702,634

			$1,702,634

Iceland — 0.3%

Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$3,402,725

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	931,736

Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	914,789

WOW Air HF:

0.00%(12)(14)(16)	EUR	20	0

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

WOW Air HF: (continued)

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	$0

			$5,249,250

India — 0.2%

JSW Infrastructure, Ltd., 4.95%, 1/21/29(11)	USD	2,689	$2,420,880

JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	982	842,368

Network i2i, Ltd., 3.975% to 3/3/26(11)(14)(17)	USD	1,010	934,427

			$4,197,675

Indonesia — 0.2%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(18)	USD	1,419	$1,005,504

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(18)	USD	3,550	2,289,110

Freeport Indonesia PT, 5.315%, 4/14/32(11)	USD	1,710	1,662,975

			$4,957,589

Mexico — 0.5%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(11)(16)	USD	2,815	$175,937

10.00%, 12/19/22(11)(16)	USD	1,529	97,489

Braskem Idesa SAPI:

6.99%, 2/20/32(11)	USD	970	872,209

7.45%, 11/15/29(11)	USD	3,559	3,338,538

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(11)	USD	2,879	1,649,912

Petroleos Mexicanos:

5.95%, 1/28/31	USD	2,847	2,400,121

6.75%, 9/21/47	USD	1,930	1,398,613

			$9,932,819

Moldova — 0.1%

Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$1,836,906

			$1,836,906

Nigeria — 0.1%

IHS Holding, Ltd., 5.625%, 11/29/26(11)	USD	1,022	$975,754

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	1,277	1,217,709

			$2,193,463

Security		Principal Amount (000’s omitted)	Value

Pakistan — 0.0%(10)

Pakistan Water & Power Development Authority, 7.50%, 6/4/31(11)	USD	500	$322,250

			$322,250

Paraguay — 0.1%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	3,145	$2,745,805

			$2,745,805

Peru — 0.2%

Auna SAA, 6.50%, 11/20/25(11)	USD	2,300	$2,185,989

PetroTal Corp., 12.00%, 2/16/24(1)(11)	USD	1,232	1,281,280

Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	1,045,173

			$4,512,442

Russia — 0.0%(10)

Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(14)(17)	USD	1,115	$161,675

Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	900	135,000

Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(14)(17)	USD	2,446	256,830

			$553,505

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(11)	USD	3,040	$3,005,070

			$3,005,070

South Africa — 0.3%

HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	1,134	$1,124,803

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(11)(18)	USD	5,283	5,599,902

			$6,724,705

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	2,305	$2,146,877

Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	2,022	1,741,953

			$3,888,830

Ukraine — 0.1%

Kernel Holding S.A., 6.75%, 10/27/27(11)	USD	800	$440,000

Metinvest BV:

5.625%, 6/17/25(11)	EUR	1,340	745,692

7.75%, 10/17/29(11)	USD	350	196,000

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Ukraine (continued)

Metinvest BV: (continued)

8.50%, 4/23/26(11)	USD	706	$398,890

			$1,780,582

United Arab Emirates — 0.3%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(11)(14)(17)	USD	1,490	$1,370,040

Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	4,371	4,464,736

			$5,834,776

Uzbekistan — 0.0%(10)

Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$595,058

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	3,000,000	265,800

			$860,858

Total Foreign Corporate Bonds (identified cost $122,717,863)			$101,860,045

Government National Mortgage Association Participation Agreements — 14.4%
Security		Principal Amount (000’s omitted)	Value

Government National Mortgage Association Participation Agreements:

1.98%, (SOFR + 1.70%), 11/1/22(2)		$124,936	$124,986,082

1.98%, (SOFR + 1.70%), 9/5/23(2)		166,667	166,850,000

			$291,836,082

Total Government National Mortgage Association Participation Agreements (identified cost $291,602,275)			$291,836,082

Loan Participation Notes — 0.0%(10)
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 0.0%(10)

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(11)(12)(19)	UZS	2,619,000	$229,058

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(11)(12)(19)	UZS	2,952,000	260,003

Total Loan Participation Notes (identified cost $560,031)			$489,061

Reinsurance Side Cars — 2.1%
Security		Shares	Value

Eden Re II, Ltd.:

Series 2019A, 0.00%, 3/22/23(1)(12)(20)(21)		1,440	$12,713

Series 2019B, 0.00%, 3/22/23(1)(12)(20)(21)		11,140	235,309

Series 2020A, 0.00%, 3/22/24(1)(12)(20)(21)		990,000	496,980

Series 2021A, 0.00%, 3/21/25(1)(12)(20)(21)		270,000	230,040

Series 2021B, 0.00%, 3/21/25(1)(12)(20)(21)		2,670,000	2,309,550

Series 2022A, 0.00%, 3/20/26(1)(12)(20)(21)		8,000,000	7,960,000

Series 2022B, 0.00%, 3/20/26(1)(12)(20)(21)		6,800,000	6,769,400

Mt. Logan Re, Ltd.:

Series 13, Preference Shares(9)(12)(21)(22)		10,000	9,990,848

Series 17, Preference Shares(9)(12)(21)(22)		860	859,652

Special Investment Series 13, 12/19(9)(12)(21)(22)		1,829	655,020

Sussex Capital, Ltd.:

Designated Investment Series 5, 5/19(9)(12)(21)(22)		249	39,475

Designated Investment Series 5, 12/19(9)(12)(21)(22)		791	22,457

Designated Investment Series 5, 6/20(9)(12)(21)(22)		434	79,497

Designated Investment Series 5, 12/20(9)(12)(21)(22)		292	52,247

Designated Investment Series 5, 4/21(9)(12)(21)(22)		247	136,918

Designated Investment Series 5, 12/21(9)(12)(21)(22)		958	947,612

Designated Investment Series 15, 12/21(9)(12)(21)(22)		743	734,475

Series 5, Preference Shares(9)(12)(21)(22)		6,000	5,709,473

Series 15, Preference Shares(9)(12)(21)(22)		5,000	4,347,399

Sussex Re, Ltd.:

Series 2020A(9)(12)(21)(22)		4,081,939	156,338

Series 2021A(9)(12)(21)(22)		4,154,232	599,871

Total Reinsurance Side Cars (identified cost $38,459,396)			$42,345,274

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.1%(23)
Borrower/Description		Principal Amount (000’s omitted)	Value

Mexico — 0.1%

Petroleos Mexicanos, Term Loan, 6/28/24(24)		$1,374	$1,325,910

Total Senior Floating-Rate Loans (identified cost $1,325,910)			$1,325,910

Sovereign Government Bonds — 19.2%
Security		Principal Amount (000’s omitted)	Value

China — 1.4%

China Government Bond:

2.89%, 11/18/31	CNY	154,820	$23,567,139

3.53%, 10/18/51	CNY	29,300	4,601,461

			$28,168,600

Iceland — 0.9%

Republic of Iceland:

5.00%, 11/15/28	ISK	852,032	$6,455,627

6.50%, 1/24/31	ISK	1,234,839	10,300,328

8.00%, 6/12/25	ISK	194,682	1,608,691

			$18,364,646

Indonesia — 2.3%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	684,302,000	$45,574,504

			$45,574,504

Israel — 2.8%

Israel Government Bond, 0.75%, 7/31/22	ILS	190,384	$57,073,495

			$57,073,495

Mexico — 1.7%

Mexican Udibonos, 2.75%, 11/27/31(25)	MXN	781,178	$34,577,275

			$34,577,275

New Zealand — 0.8%

New Zealand Government Bond, 3.00%, 9/20/30(11)(25)	NZD	21,963	$16,260,371

			$16,260,371

Security		Principal Amount (000’s omitted)	Value

Serbia — 1.3%

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	3,319,480	$26,505,545

5.875%, 2/8/28	RSD	3,280	29,756

			$26,535,301

South Africa — 5.4%

Republic of South Africa, 10.50%, 12/21/26	ZAR	1,595,863	$109,388,715

			$109,388,715

Suriname — 0.5%

Republic of Suriname, 9.25%, 10/26/26(11)(16)	USD	11,370	$9,493,950

			$9,493,950

Thailand — 1.7%

Thailand Government Bond, 1.25%, 3/12/28(11)(25)	THB	1,120,238	$33,582,347

			$33,582,347

Ukraine — 0.4%

Ukraine Government Bond, 16.06%, 8/3/22(12)	UAH	25,000	$744,547

Ukraine Government International Bond:

1.258%, GDP-Linked, 5/31/40(11)(26)	USD	4,433	1,301,484

11.67%, 11/22/23(12)	UAH	25,000	506,757

15.84%, 2/26/25(12)	UAH	394,170	6,569,500

			$9,122,288

Total Sovereign Government Bonds (identified cost $436,003,011)			$388,141,492

Sovereign Loans — 0.1%
Borrower/Description		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(27)	USD	1,594	$1,594,503

Total Sovereign Loans (identified cost $1,596,935)			$1,594,503

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.9%
Security	Principal Amount (000’s omitted)	Value

FRESB Mortgage Trust:

Interest Only:(6)

Series 2021-SB91, Class X1, 0.678%, 8/25/41(4)	$24,915	$891,594

Series 2021-SB92, Class X1, 0.698%, 8/25/41(4)	25,780	913,432

		$1,805,026

Government National Mortgage Association:

Interest Only:(6)

Series 2021-101, Class IO, 0.686%, 4/16/63(4)	$29,212	$1,882,925

Series 2021-132, Class IO, 0.719%, 4/16/63(4)	69,990	4,651,824

Series 2021-144, Class IO, 0.811%, 4/16/63(4)	28,139	2,012,725

Series 2021-186, Class IO, 0.769%, 5/16/63(4)	49,495	3,429,473

Series 2023-3, Class IO, 0.641%, 2/16/61(4)	69,732	4,351,501

		$16,328,448

Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $20,089,688)		$18,133,474

U.S. Government Agency Mortgage-Backed Securities — 11.2%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.768%, (COF + 1.25%), with maturity at 2035(28)	$167	$171,369

3.00%, with maturity at 2052	2,960	2,796,817

3.50%, with various maturities to 2052	34,370	33,442,644

4.391%, (COF + 1.25%), with maturity at 2030(28)	71	75,688

7.00%, with various maturities to 2036	723	780,834

8.00%, with maturity at 2026	12	12,474

		$37,279,826

Federal National Mortgage Association:

3.00%, with maturity at 2052	$2,443	$2,308,904

3.264%, (COF + 1.25%), with maturity at 2035(28)	90	92,131

3.50%, with various maturities to 2052	30,162	29,352,120

4.00%, 30-Year, TBA(29)	40,000	39,643,746

4.052%, (COF + 1.79%), with maturity at 2035(28)	430	458,490

6.00%, with maturity at 2032	176	189,243

6.50%, with maturity at 2036	365	394,108

7.00%, with maturity at 2037	294	318,847

8.50%, with maturity at 2032	111	123,775

9.50%, with maturity at 2028	29	31,310

		$72,912,674

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

4.00%, 30-Year, TBA(29)	$62,500	$62,378,366

4.50%, 30-Year, TBA(29)	3,940	3,981,341

5.00%, 30-Year, TBA(29)	11,000	11,228,783

5.00%, with maturity at 2052(3)	37,400	38,201,258

		$115,789,748

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $231,735,845)		$225,982,248

U.S. Government Guaranteed Small Business Administration Loans(30)(31) — 1.4%
Security	Principal Amount (000’s omitted)	Value

0.66%, 3/15/30	$2,687	$40,099

0.73%, 7/15/31	2,755	53,121

0.93%, 5/15/42	1,560	48,150

0.98%, 4/15/32	1,278	39,412

1.31%, 4/15/42 to 7/15/42	5,670	259,512

1.34%, 9/15/41	1,819	82,660

1.38%, 6/15/41	3,112	137,753

1.56%, 7/15/42	1,108	57,233

1.61%, 12/15/41 to 7/15/42	3,749	207,967

1.63%, 9/15/41	1,895	106,618

1.68%, 7/15/41	1,936	117,140

1.73%, 10/15/33 to 11/21/41	2,664	150,114

1.81%, 12/21/41	2,755	157,933

1.86%, 4/15/42 to 6/15/42	6,985	426,971

1.91%, 2/15/42 to 7/15/42	4,966	330,527

1.93%, 7/15/42	1,696	111,605

1.96%, 11/29/30 to 6/15/42	2,197	132,108

2.06%, 5/15/42 to 7/15/42	5,035	349,821

2.11%, 4/15/33 to 7/15/42	4,552	305,100

2.16%, 5/15/42 to 6/15/42	3,770	262,378

2.21%, 8/15/42	3,162	229,022

2.23%, 1/15/41	1,397	111,111

2.28%, 11/1/29	1,134	55,800

2.31%, 4/15/42 to 7/15/42	5,009	413,352

2.36%, 1/16/42 to 6/15/42	11,820	926,731

2.38%, 6/15/42	1,431	113,511

2.39%, 7/15/40	1,335	96,661

2.41%, 1/15/38 to 7/15/42	12,406	996,330

2.43%, 3/15/41	1,329	116,673

2.46%, 12/15/26 to 8/15/42	7,056	444,051

2.48%, 2/23/41	1,111	95,087

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

2.56%, 1/15/41 to 7/15/42	$1,949	$182,404

2.61%, 2/15/42 to 7/15/42	3,674	323,888

2.66%, 3/15/42 to 6/15/42	4,392	406,297

2.68%, 4/15/41 to 4/15/42	3,300	314,569

2.71%, 7/15/31 to 8/15/42	14,491	1,301,375

2.77%, 1/15/42 to 3/15/43(32)	13,657	1,370,176

2.86%, 5/15/32 to 7/15/42	12,493	1,234,018

2.89%, 8/15/40	979	86,751

2.91%, 6/15/42 to 7/15/42	8,077	828,588

2.93%, 4/15/41 to 7/15/42	4,072	391,060

2.96%, 5/15/27 to 1/15/43	9,628	911,916

2.98%, 9/15/41 to 7/15/42	4,210	475,822

2.99%, 10/25/41 to 1/7/43(32)	23,375	2,410,313

3.03%, 7/15/41 to 6/15/42	2,383	248,894

3.11%, 3/15/42 to 6/15/42	3,730	392,585

3.13%, 6/15/32	557	49,926

3.16%, 5/15/42 to 1/15/43	15,266	1,721,977

3.19%, 8/15/39	1,444	144,635

3.21%, 12/15/26 to 7/15/42	10,834	1,088,786

3.24%, 7/15/28 to 4/15/42	2,451	203,646

3.28%, 6/21/26 to 7/15/42	5,194	513,684

3.36%, 3/15/42 to 5/15/42	2,946	344,952

3.41%, 4/15/42 to 12/15/42	5,490	666,892

3.43%, 9/15/41	888	96,305

3.46%, 2/15/27 to 8/15/42	8,264	771,998

3.48%, 7/15/42	1,457	183,014

3.53%, 6/15/26 to 8/15/42	1,627	115,983

3.61%, 6/15/32 to 6/15/42	4,767	632,809

3.64%, 8/15/41 to 12/15/41	3,587	487,249

3.66%, 5/15/42 to 7/15/42	6,176	807,833

3.68%, 5/15/41 to 5/15/42	2,678	337,615

3.71%, 1/15/24 to 7/15/42	17,541	1,573,327

3.73%, 1/15/37	1,708	178,484

3.78%, 2/15/27 to 5/15/42	3,736	420,970

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $40,844,144)		$28,193,292

Short-Term Investments — 17.5%

Affiliated Fund — 13.1%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(33)		264,332,301	$264,332,301

Total Affiliated Fund (identified cost $264,332,301)			$264,332,301

Sovereign Government Securities — 4.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.4%

Egypt Treasury Bill:

0.00%, 9/6/22	EGP	198,475	$10,323,105

0.00%, 9/20/22	EGP	99,300	5,138,681

0.00%, 9/27/22	EGP	49,650	2,562,816

0.00%, 10/4/22	EGP	446,075	22,959,915

0.00%, 12/27/22	EGP	142,200	7,105,470

			$48,089,987

Israel — 1.7%

Bank of Israel Treasury Bill:

0.00%, 7/6/22	ILS	38,076	$11,407,889

0.00%, 8/3/22	ILS	76,163	22,848,855

			$34,256,744

Total Sovereign Government Securities (identified cost $84,212,956)			$82,346,731

U.S. Treasury Obligations — 0.3%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/10/22(34)		$3,325	$3,324,921

0.00%, 5/24/22(34)		3,675	3,674,366

Total U.S. Treasury Obligations (identified cost $6,999,061)			$6,999,287

Total Short-Term Investments (identified cost $355,544,318)			$353,678,319

Total Investments — 103.6% (identified cost $2,268,223,156)			$2,094,900,937

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

TBA Sale Commitments — (5.0)%

U.S. Government Agency Mortgage-Backed Securities — (5.0)%
Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:

3.00%, 30-Year, TBA(29)	$(40,000)	$(37,629,654)

4.00%, 30-Year, TBA(29)	(62,500)	(61,943,354)

Total U.S. Government Agency Mortgage-Backed Securities (proceeds $102,653,032)		$(99,573,008)

Total TBA Sale Commitments (proceeds $102,653,032)		$(99,573,008)

Other Assets, Less Liabilities — 1.4%		$27,607,158

Net Assets — 100.0%		$2,022,935,087

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $364,308,174 or 18.0% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued security. For a variable rate security, interest rate will be determined after April 30, 2022.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $144,600,718 or 7.1% of the Portfolio’s net assets.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.

(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(15)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2022.

(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)	Security converts to variable rate after the indicated fixed-rate coupon period.

(18)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(20)	Quantity held represents principal in USD.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security (see Note 5).

(23)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(24)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(25)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(26)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(27)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

(28)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.

(29)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(30)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(31)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(32)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2022 of all interest only securities comprising the certificate.

(33)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

(34)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

9/1/22	USD 8,366,876	Gold 4,300 Troy Ounces	Citibank, N.A.	$(175,247)

Total				$(175,247)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	11,713,245	USD	7,579,055	5/2/22	$(16,986)

NZD	647,265	USD	436,968	5/2/22	(19,094)

NZD	1,303,823	USD	864,435	5/2/22	(22,687)

NZD	19,094,439	USD	12,355,057	5/2/22	(27,689)

NZD	19,636,229	USD	12,705,622	5/2/22	(28,475)

NZD	21,471,062	USD	13,892,851	5/2/22	(31,136)

NZD	32,000,000	USD	20,705,600	5/2/22	(46,404)

NZD	51,069,006	USD	33,044,200	5/2/22	(74,056)

NZD	4,301,183	USD	2,862,007	5/2/22	(85,164)

NZD	13,489,433	USD	8,999,988	5/2/22	(291,211)

NZD	40,460,027	USD	26,486,995	5/2/22	(366,006)

NZD	47,032,251	USD	31,182,382	5/2/22	(818,367)

NZD	47,750,000	USD	32,181,113	5/2/22	(1,353,718)

USD	34,417,957	NZD	51,069,006	5/2/22	1,447,812

USD	13,233,837	NZD	19,636,229	5/2/22	556,689

USD	14,235,314	NZD	21,471,062	5/2/22	373,599

USD	7,907,612	NZD	11,713,245	5/2/22	345,542

USD	20,948,672	NZD	32,000,000	5/2/22	289,476

USD	12,500,098	NZD	19,094,439	5/2/22	172,731

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	30,896,637	NZD	47,750,000	5/2/22	$69,243

USD	30,432,218	NZD	47,032,251	5/2/22	68,202

USD	26,179,660	NZD	40,460,027	5/2/22	58,672

USD	8,728,337	NZD	13,489,433	5/2/22	19,561

USD	2,783,080	NZD	4,301,183	5/2/22	6,237

USD	843,639	NZD	1,303,823	5/2/22	1,891

USD	418,813	NZD	647,265	5/2/22	939

MXN	38,567,942	USD	1,867,968	5/23/22	14,689

MXN	24,962,496	USD	1,209,013	5/23/22	9,507

USD	18,230,764	ZAR	278,976,268	5/25/22	605,895

USD	1,402,884	ZAR	21,467,627	5/25/22	46,625

SEK	60,300,000	USD	6,447,336	6/1/22	(302,167)

USD	18,822,618	MXN	382,955,578	6/1/22	160,604

USD	3,032,749	MXN	62,462,496	6/1/22	(11,145)

USD	6,145,286	SEK	60,300,000	6/1/22	116

PEN	1,917,268	USD	509,465	6/9/22	(12,142)

USD	1,221,290	PEN	4,596,080	6/9/22	29,107

USD	4,476,556	ZAR	69,075,496	6/9/22	119,613

USD	506,249	PEN	1,917,268	6/10/22	8,985

EUR	875,898	USD	957,580	6/15/22	(31,732)

EUR	54,500,000	USD	59,582,397	6/15/22	(1,974,427)

MXN	11,500,000	USD	571,179	6/15/22	(12,256)

MXN	17,700,000	USD	879,119	6/15/22	(18,864)

USD	60,251,870	EUR	54,500,000	6/15/22	2,643,900

USD	28,203,478	EUR	25,511,068	6/15/22	1,237,591

USD	24,036,443	EUR	21,741,834	6/15/22	1,054,738

USD	6,851,123	EUR	6,197,089	6/15/22	300,633

USD	5,359,339	EUR	4,847,716	6/15/22	235,172

USD	2,789,812	EUR	2,523,486	6/15/22	122,419

USD	994,985	EUR	900,000	6/15/22	43,661

USD	17,500,460	NZD	26,865,012	6/15/22	157,893

USD	46,505,830	ZAR	687,518,943	6/15/22	3,168,712

USD	5,464,424	ZAR	83,234,099	6/15/22	217,839

USD	2,730,762	ZAR	40,370,220	6/15/22	186,063

IDR	29,193,375,662	USD	2,036,624	6/21/22	(37,959)

IDR	29,194,000,000	USD	2,037,634	6/21/22	(38,926)

IDR	56,050,300,000	USD	3,908,968	6/21/22	(71,598)

USD	58,196,404	IDR	838,834,709,235	6/21/22	767,286

USD	41,069,558	ZAR	624,688,513	6/22/22	1,722,743

USD	1,390,426	ZAR	21,149,077	6/22/22	58,324

USD	2,040,625	ZAR	31,251,159	6/24/22	72,657

AUD	56,587,000	USD	42,377,099	7/5/22	(2,350,284)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

AUD	25,158,000	USD	18,847,141	7/11/22	$(1,050,001)

					$7,302,872

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,483,045	PLN	11,557,335	Citibank, N.A.	5/5/22	$12,292	$—

EUR	1,547,422	PLN	7,325,420	Citibank, N.A.	5/5/22	—	(20,076)

EUR	2,444,962	PLN	11,557,335	Citibank, N.A.	5/5/22	—	(27,887)

EUR	50,428	PLN	235,943	Standard Chartered Bank	5/5/22	—	(27)

EUR	1,446,915	PLN	6,785,455	Standard Chartered Bank	5/5/22	—	(4,296)

EUR	1,154,214	PLN	5,444,660	Standard Chartered Bank	5/5/22	—	(10,613)

EUR	3,664,596	PLN	17,336,003	UBS AG	5/5/22	—	(44,834)

NZD	26,865,012	USD	17,505,295	BNP Paribas	5/5/22	—	(161,132)

NZD	21,471,062	USD	14,233,876	Citibank, N.A.	5/5/22	—	(372,068)

PLN	26,587,156	EUR	5,694,047	Goldman Sachs International	5/5/22	—	(9,189)

PLN	33,654,995	EUR	7,217,270	Goldman Sachs International	5/5/22	—	(21,693)

USD	31,179,231	NZD	47,032,251	Citibank, N.A.	5/5/22	815,014	—

USD	864,347	NZD	1,303,823	Citibank, N.A.	5/5/22	22,594	—

USD	888,140	EUR	811,257	State Street Bank and Trust Company	5/6/22	32,205	—

USD	775,098	EUR	708,000	State Street Bank and Trust Company	5/6/22	28,106	—

USD	1,193,203	MXN	23,858,992	BNP Paribas	5/6/22	24,736	—

USD	1,526,762	MXN	30,700,000	Goldman Sachs International	5/6/22	23,265	—

USD	1,074,677	MXN	21,490,000	Goldman Sachs International	5/6/22	22,229	—

USD	1,118,571	MXN	22,380,000	JPMorgan Chase Bank, N.A.	5/6/22	22,536	—

USD	15,376,984	MXN	308,873,033	Standard Chartered Bank	5/6/22	250,280	—

EGP	23,300,000	USD	1,259,991	BNP Paribas	5/9/22	150	—

EGP	23,300,000	USD	1,451,261	Goldman Sachs International	5/9/22	—	(191,121)

THB	266,702,000	USD	7,753,289	Standard Chartered Bank	5/9/22	33,826	—

THB	247,643,000	USD	7,205,299	Standard Chartered Bank	5/9/22	25,334	—

USD	1,417,284	EGP	23,300,000	BNP Paribas	5/9/22	157,143	—

USD	1,259,991	EGP	23,300,000	Goldman Sachs International	5/9/22	—	(150)

USD	27,909,011	THB	935,571,439	Standard Chartered Bank	5/9/22	592,373	—

USD	4,153,986	THB	139,301,000	Standard Chartered Bank	5/9/22	86,701	—

USD	4,274,216	UAH	122,670,000	Citibank, N.A.	5/10/22	128,208	—

USD	2,136,257	ZAR	32,861,917	Bank of America, N.A.	5/13/22	57,461	—

ZAR	84,870,799	USD	5,517,202	Bank of America, N.A.	5/13/22	—	(148,402)

EUR	2,660,566	HUF	987,000,000	Citibank, N.A.	5/20/22	62,183	—

HUF	987,000,000	EUR	2,750,917	Citibank, N.A.	5/20/22	—	(157,565)

EUR	2,605,839	HUF	987,000,000	Standard Chartered Bank	6/3/22	11,394	—

HUF	987,000,000	EUR	2,652,020	Standard Chartered Bank	6/3/22	—	(60,176)

CZK	6,500,000	EUR	250,323	Citibank, N.A.	6/7/22	13,038	—

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CZK	67,600,000	EUR	2,578,745	Standard Chartered Bank	6/7/22	$161,604	$—

CZK	45,000,000	EUR	1,733,329	Standard Chartered Bank	6/7/22	89,923	—

CZK	6,100,000	EUR	234,622	Standard Chartered Bank	6/7/22	12,549	—

EUR	5,077,182	CZK	125,200,000	BNP Paribas	6/7/22	18,894	—

USD	1,604,240	MYR	6,750,000	Barclays Bank PLC	6/7/22	49,854	—

CZK	35,264,764	EUR	1,433,521	Citibank, N.A.	6/14/22	—	(10,684)

CZK	46,590,630	EUR	1,892,873	Citibank, N.A.	6/14/22	—	(13,008)

CZK	58,774,606	EUR	2,386,434	Goldman Sachs International	6/14/22	—	(14,881)

EUR	5,690,976	CZK	140,630,000	Goldman Sachs International	6/14/22	15,475	—

USD	3,299,955	EUR	2,984,929	BNP Paribas	6/15/22	144,805	—

USD	344,292	EUR	311,425	BNP Paribas	6/15/22	15,108	—

USD	7,204,529	THB	247,643,000	Standard Chartered Bank	6/15/22	—	(30,203)

USD	7,752,436	THB	266,702,000	Standard Chartered Bank	6/15/22	—	(39,093)

CNH	22,086,125	USD	3,445,194	Citibank, N.A.	6/23/22	—	(131,401)

USD	43,676,944	CNH	280,000,000	Citibank, N.A.	6/23/22	1,665,853	—

USD	31,183,390	CNH	199,907,515	Citibank, N.A.	6/23/22	1,189,345	—

USD	50,045,992	CNH	321,000,000	BNP Paribas	6/27/22	1,893,238	—

USD	11,995,713	ILS	38,077,511	Barclays Bank PLC	7/6/22	553,906	—

USD	60,419,077	ILS	191,815,466	JPMorgan Chase Bank, N.A.	8/1/22	2,699,851	—

USD	24,079,118	ILS	76,155,025	JPMorgan Chase Bank, N.A.	8/3/22	1,160,814	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(840,561)

USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(21,016)

USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	—	(1,420)

USD	14,516,249	SAR	54,539,000	Standard Chartered Bank	3/14/23	2,511	—

USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(40,438)

USD	9,325,301	BHD	3,527,976	Standard Chartered Bank	3/16/23	—	(1,038)

USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	3,649	—

USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(33,061)

USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(324,491)

USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(271,801)

USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(214,386)

USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(138,042)

USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(26,918)

						$12,098,447	$(3,381,671)

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/5/22	COP	8,877,350	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$2,242,888	$(52,853)

5/20/22	COP	8,255,529	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	2,085,783	(33,014)

5/26/22	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,925,437	(52,737)

5/30/22	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,030,841	(8,040)

						$(146,644)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	18	Long	6/30/22	$3,794,625	$(70,369)

U.S. 5-Year Treasury Note	22	Long	6/30/22	2,478,781	(13,959)

U.S. 10-Year Treasury Note	60	Long	6/21/22	7,149,375	(428,348)

U.S. Ultra-Long Treasury Bond	16	Long	6/21/22	2,567,000	(340,741)

Euro-Bobl	(9)	Short	6/8/22	(1,207,517)	47,219

U.S. 5-Year Treasury Note	(2,572)	Short	6/30/22	(289,792,062)	5,768,061

U.S. 10-Year Treasury Note	(2,594)	Short	6/21/22	(309,091,313)	15,789,411

U.S. Long Treasury Bond	(2)	Short	6/21/22	(281,375)	27,188

					$20,778,462

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$1,001,356

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,621,791

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	772,897

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	772,897

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$772,189

EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	865,940

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,423,563)

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(4,952,826)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,021,124)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,021,124)

EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,023,463)

EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,201,477)

USD	10,320	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(569,354)

USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(1,285,945)

USD	26,110	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(1,286,880)

USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,311,361)

USD	14,990	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.13% (pays upon termination)	3/29/32	(101,476)

USD	10,190	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.16% (pays upon termination)	3/30/32	(30,412)

USD	3,111	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.04% (pays upon termination)	3/31/32	(46,040)

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,989,462)

USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,473,171)

USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(524,384)

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	4,844,018

USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	1,097,444

USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	537,949

USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	663,262

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	539,981

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$528,045

USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	632,716

							$(4,611,577)

Inflation Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,911,509

								$2,911,509

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	31,820	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/4/27	$60,161	$—	$60,161

CLP	6,172,270	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/15/27	(65,180)	—	(65,180)

CLP	1,772,270	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.48% (pays semi-annually)	3/29/32	27,177	—	27,177

CLP	1,163,100	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(10,654)	—	(10,654)

CLP	3,572,210	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	14,628	—	14,628

COP	51,043,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,891,419	—	1,891,419

COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	397,064	—	397,064

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	30,747,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/15/27	$135,625	$—	$135,625

COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	205,053	—	205,053

COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	146,075	—	146,075

CZK	267,900	Receives	6-month CZK PRIBOR (pays semi-annually)	3.84% (pays annually)	3/16/27	551,630	—	551,630

HUF	3,242,400	Receives	6-month HUF BUBOR (pays semi-annually)	5.12% (pays annually)	3/16/27	791,990	—	791,990

ILS	65,800	Receives	3-month ILS TELBOR (pays quarterly)	0.99% (pays annually)	3/16/27	1,020,920	—	1,020,920

INR	488,300	Receives	Mumbai Overnight Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	6/15/27	8,698	—	8,698

INR	557,700	Receives	Mumbai Overnight Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	6/15/27	5,383	—	5,383

MXN	260,250	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.65% (pays monthly)	6/9/27	254,894	—	254,894

PLN	43,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.16% (pays annually)	3/16/27	867,079	—	867,079

THB	747,860	Receives	6-month THB Fixing Rate (pays semi-annually)	1.40% (pays semi-annually)	3/16/27	808,934	—	808,934

THB	384,716	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	721,045	—	721,045

THB	192,358	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	314,281	—	314,281

USD	14,800	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	835,706	—	835,706

USD	14,850	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	842,044	—	842,044

USD	29,550	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	1,766,723	—	1,766,723

USD	18,670	Receives	3-month USD-LIBOR (pays quarterly)	2.56% (pays semi-annually)	3/29/32	672,392	—	672,392

USD	12,670	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/30/32	463,860	—	463,860

USD	3,874	Receives	3-month USD-LIBOR (pays quarterly)	2.49% (pays semi-annually)	3/31/32	162,620	—	162,620

USD	12,100	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	2,546,236	—	2,546,236

ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(27,640)	—	(27,640)

ZAR	242,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.30% (pays quarterly)	6/15/27	175,071	—	175,071

Total						$15,583,234	$—	$15,583,234

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	68,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	$548,376

Standard Chartered Bank	MYR	73,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	6/15/27	584,418

Total							$1,132,794

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$6,700	1.00% (pays quarterly)(1)	6/20/27	$379,648	$(350,278)	$29,370

Malaysia	22,017	1.00% (pays quarterly)(1)	6/20/27	(111,173)	92,945	(18,228)

Markit CDX North America Investment Grade Index (CDX.NA.IG.38.V1)	128,000	1.00% (pays quarterly)(1)	6/20/27	(1,127,211)	1,630,376	503,165

Total				$(858,736)	$1,373,043	$514,307

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,074,478 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 32,886 (pays semi-annually)*	2/11/31	$124,949

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 959,284,060 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 32,885 (pays semi-annually)*	2/12/31	127,853

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 467,082,022 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 15,992 (pays semi-annually)*	2/17/31	65,252

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,831,709,463 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 62,683 (pays semi-annually)*	2/19/31	222,382

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,427,472,450 (pays semi-annually)*	2.06% on CLP equivalent of CLF 45,000 (pays semi-annually)*	3/29/32	(27,288)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(22,397)

42	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC) (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	$(117,505)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 558,512,295 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/11/31	71,255

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	143,113

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,117,024,590 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 38,302 (pays semi-annually)*	2/11/31	144,320

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 890,207,440 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 30,517 (pays semi-annually)*	2/12/31	121,530

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 839,036,096 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 28,727 (pays semi-annually)*	2/16/31	116,471

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 559,347,662 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 19,151 (pays semi-annually)*	2/16/31	79,457

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,044,545 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/18/31	71,907

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 564,185,100 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 19,307 (pays semi-annually)*	2/19/31	68,648

				$1,189,947

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

HICP	–	Harmonised Indices of Consumer Prices

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

43	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Portfolio of Investments (Unaudited) — continued

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

THB	–	Thai Baht

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

44	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,999,069,363)	$1,830,199,477

Affiliated investments, at value (identified cost $269,153,793)	264,701,460

Cash	8,631,289

Deposits for derivatives collateral:

Futures contracts	7,785,387

Centrally cleared derivatives	31,660,105

OTC derivatives	10,251,231

Deposits for forward commitment securities	730,000

Foreign currency, at value (identified cost $7,025,242)	6,788,973

Interest and dividends receivable	16,969,820

Interest and dividends receivable from affiliated investments	213,312

Receivable for investments sold	7,599,014

Receivable for TBA sale commitments	102,653,032

Receivable for variation margin on open futures contracts	939,596

Receivable for open forward foreign currency exchange contracts	12,098,447

Receivable for open swap contracts	5,401,440

Total assets	$2,306,622,583

Liabilities

Cash collateral due to brokers	$8,310,000

Payable for investments purchased	7,359,392

Payable for when-issued/delayed delivery/forward commitment securities	161,207,763

TBA sale commitments, at value (proceeds receivable $102,653,032)	99,573,008

Payable for variation margin on open centrally cleared derivatives	1,741,565

Payable for open forward commodity contracts	175,247

Payable for open forward foreign currency exchange contracts	3,381,671

Payable for open swap contracts	167,190

Payable for open non-deliverable bond forward contracts	146,644

Payable to affiliates:

Investment adviser fee	957,115

Trustees’ fees	7,720

Interest payable on securities sold short	199,722

Accrued expenses	460,459

Total liabilities	$283,687,496

Net Assets applicable to investors’ interest in Portfolio	$2,022,935,087

45	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $27,784)	$3,189,199

Dividend income from affiliated investments	99,891

Interest and other income (net of foreign taxes withheld of $489,913)	30,386,239

Interest income from affiliated investments	242,450

Total investment income	$33,917,779

Expenses

Investment adviser fee	$5,565,542

Trustees’ fees and expenses	46,118

Custodian fee	433,738

Legal and accounting services	74,300

Interest and dividend expense on securities sold short	370,829

Miscellaneous	105,577

Total expenses	$6,596,104

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$2,551

Total expense reductions	$2,551

Net expenses	$6,593,553

Net investment income	$27,324,226

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $16,828)	$(21,523,175)

Investment transactions - affiliated investment	(20,577)

Securities sold short	1,300,122

TBA sale commitments	286,250

Futures contracts	6,606,675

Swap contracts	4,975,738

Foreign currency transactions	(1,795,772)

Forward foreign currency exchange contracts	1,145,876

Non-deliverable bond forward contracts	(2,007,218)

Net realized loss	$(11,032,081)

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $362,630)	$(74,159,551)

Investments - affiliated investments	145,041

Securities sold short	1,285,115

TBA sale commitments	2,803,458

Futures contracts	18,098,579

Swap contracts	11,139,632

Forward commodity contracts	505,508

Foreign currency	(697,247)

Forward foreign currency exchange contracts	14,363,041

Non-deliverable bond forward contracts	198,612

Net change in unrealized appreciation (depreciation)	$(26,317,812)

Net realized and unrealized loss	$(37,349,893)

Net decrease in net assets from operations	$(10,025,667)

46	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$27,324,226	$69,168,554

Net realized gain (loss)	(11,032,081)	7,746,999

Net change in unrealized appreciation (depreciation)	(26,317,812)	(28,485,675)

Net increase (decrease) in net assets from operations	$(10,025,667)	$48,429,878

Capital transactions:

Contributions	$369,337,757	$833,269,734

Withdrawals	(217,438,038)	(359,755,011)

Net increase in net assets from capital transactions	$151,899,719	$473,514,723

Net increase in net assets	$141,874,052	$521,944,601

Net Assets

At beginning of period	$1,881,061,035	$1,359,116,434

At end of period	$2,022,935,087	$1,881,061,035

47	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Consolidated Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021		2020		2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.69	%(1)(2)(3)	0.70	%(2)	0.69	%(2)	0.69%	0.69%	0.68%

Net investment income	2.88	%(1)	4.22%		2.85%		4.61%	4.47%	3.84%

Portfolio Turnover	162	%(4)(5)	218	%(5)	87	%(5)	39%	57%	44%

Total Return	(0.41	)%(4)	3.53%		7.52%		3.21%	2.74%	6.70%

Net assets, end of period (000’s omitted)	$2,022,935		$1,881,061		$1,359,116		$1,367,072	$1,490,482	$1,633,327

(1)	Annualized.

(2)

Includes interest and/or dividend expense on securities sold short of 0.05%, 0.03% and 0.01% of average daily net assets for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively.

(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

48	See Notes to Financial Statements.

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.2% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2022 were $1,684,504 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

49

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

50

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by

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Notes to Consolidated Financial Statements (Unaudited) — continued

any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

P  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

S  Forward Sale Commitments — The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset

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Notes to Consolidated Financial Statements (Unaudited) — continued

and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio’s policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion and over	0.490%

In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $5,565,542 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds-Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $2,551 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the six months ended April 30, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$422,175,616	$253,590,242

U.S. Government and Agency Securities	2,093,989,213	2,297,563,845

	$2,516,164,829	$2,551,154,087

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,310,851,879

Gross unrealized appreciation	$88,599,156

Gross unrealized depreciation	(250,665,515)

Net unrealized depreciation	$(162,066,359)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$6,658,283	$9,990,848

Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	859,652

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	655,020

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	39,475

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	22,457

Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	79,497

Sussex Capital, Ltd., Designated Investment Series 5, 12/20	1/25/21	292	284,695	52,247

Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	136,918

Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	—	947,612

Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	—	734,475

Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	4,563,671	5,709,473

Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	5,000,000	4,347,399

Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	199,691	156,338

Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	3,475,256	599,871

Total Restricted Securities			$23,228,705	$24,331,282

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Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Consolidated Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $3,870,752. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,655,198 at April 30, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:

				Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit		Foreign Exchange	Interest Rate	Total

Not applicable	$—	$379,648	*	$16,395,366 *	$53,969,072 *	$70,744,086

Receivable for open forward foreign currency exchange contracts	—	—		12,098,447	—	12,098,447

Receivable for open swap contracts	—	—		—	5,401,440	5,401,440

Total Asset Derivatives	$—	$379,648		$28,493,813	$59,370,512	$88,243,973

Derivatives not subject to master netting or similar agreements	$—	$379,648		$16,395,366	$53,969,072	$70,744,086

Total Asset Derivatives subject to master netting or similar agreements	$—	$—		$12,098,447	$5,401,440	$17,499,887

Not applicable	$—	$(1,238,384	)*	$(9,092,494)*	$(22,218,953)*	$(32,549,831)

Payable for open forward foreign currency exchange contracts	—	—		(3,381,671)	—	(3,381,671)

Payable for open swap contracts	—	—		—	(167,190)	(167,190)

Payable for open forward commodity contracts	(175,247)	—		—	—	(175,247)

Payable for open non-deliverable bond forward contracts	—	—		—	(146,644)	(146,644)

Total Liability Derivatives	$(175,247)	$(1,238,384)		$(12,474,165)	$(22,532,787)	$(36,420,583)

Derivatives not subject to master netting or similar agreements	$—	$(1,238,384)		$(9,092,494)	$(22,218,953)	$(32,549,831)

Total Liability Derivatives subject to master netting or similar agreements	$(175,247)	$—		$(3,381,671)	$(313,834)	$(3,870,752)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,968,970	$(287,006)	$—	$(2,681,964)	$—	$2,720,000

Barclays Bank PLC	603,760	—	—	(530,000)	73,760	530,000

BNP Paribas	2,802,450	(1,567,488)	(1,234,962)	—	—	—

Citibank, N.A.	3,908,527	(732,689)	—	—	3,175,838	—

Goldman Sachs International	601,405	(412,264)	—	(80,000)	109,141	80,000

JPMorgan Chase Bank, N.A.	3,883,201	—	—	(3,510,000)	373,201	3,510,000

Standard Chartered Bank	1,854,562	(651,224)	—	—	1,203,338	—

State Street Bank and Trust Company	60,311	—	—	—	60,311	—

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

The Bank of Nova Scotia	$816,701	$—	$—	$(740,000)	$76,701	$740,000

	$17,499,887	$(3,650,671)	$(1,234,962)	$(7,541,964)	$5,072,290	$7,580,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(287,006)	$287,006	$—	$—	$—	$—

BNP Paribas	(1,567,488)	1,567,488	—	—	—	—

Citibank, N.A.	(907,936)	732,689	—	175,247	—	2,671,231

Goldman Sachs International	(412,264)	412,264	—	—	—	—

Standard Chartered Bank	(651,224)	651,224	—	—	—	—

UBS AG	(44,834)	—	44,834	—	—	—

	$(3,870,752)	$3,650,671	$44,834	$175,247	$—	$2,671,231

Total — Deposits for derivatives collateral — OTC derivatives						$10,251,231

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

57

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$(1,143,186)	$(1,143,186)

Futures contracts	—	—	—	6,606,675	6,606,675

Swap contracts	—	450,916	—	4,524,822	4,975,738

Forward foreign currency exchange contracts	—	—	1,145,876	—	1,145,876

Non-deliverable bond forward contracts	—	—	—	(2,007,218)	(2,007,218)

Total	$—	$450,916	$1,145,876	$7,981,093	$9,577,885

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$1,132,490	$1,132,490

Futures contracts	—	—	—	18,098,579	18,098,579

Swap contracts	—	1,008,819	—	10,130,813	11,139,632

Forward commodity contracts	505,508	—	—	—	505,508

Forward foreign currency exchange contracts	—	—	14,363,041	—	14,363,041

Non-deliverable bond forward contracts	—	—	—	198,612	198,612

Total	$505,508	$1,008,819	$14,363,041	$29,560,494	$45,437,862

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts

$257,961,000	$401,176,000	$8,367,000	$1,174,845,000	$22,059,000

Purchased Swaptions	Swap Contracts

$20,804,000	$1,093,123,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

58

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $264,701,460, which represents 13.1% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units/ Shares, end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.496%, 8/15/46	$367,500	$—	$—	$—	$145,041	$369,159	$242,450	$5,000,000

Short-Term Investments

Cash Reserves Fund	320,744,078	1,342,161,545	(1,662,885,046)	(20,577)	—	—	89,693	—

Liquidity Fund	—	276,093,508	(11,761,207)	—	—	264,332,301	10,198	264,332,301

Total				$(20,577)	$145,041	$264,701,460	$342,341

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$365,978,947		$—	$365,978,947

Closed-End Funds	8,255,340	—		—	8,255,340

Collateralized Mortgage Obligations	—	236,286,512		—	236,286,512

Commercial Mortgage-Backed Securities	—	11,235,216		—	11,235,216

Common Stocks	2,819,601	10,702,507	*	—	13,522,108

Convertible Bonds	—	6,043,114		—	6,043,114

Foreign Corporate Bonds	—	101,005,027		855,018	101,860,045

Government National Mortgage Association Participation Agreements	—	291,836,082		—	291,836,082

59

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total

Loan Participation Notes	$—	$—	$489,061	$489,061

Reinsurance Side Cars	—	—	42,345,274	42,345,274

Senior Floating-Rate Loans	—	1,325,910	—	1,325,910

Sovereign Government Bonds	—	380,320,688	7,820,804	388,141,492

Sovereign Loans	—	1,594,503	—	1,594,503

U.S. Government Agency Commercial Mortgage-Backed

Securities	—	18,133,474	—	18,133,474

U.S. Government Agency Mortgage-Backed Securities	—	225,982,248	—	225,982,248

U.S. Government Guaranteed Small Business Administration

Loans	—	28,193,292	—	28,193,292

Short-Term Investments:

Affiliated Fund	264,332,301	—	—	264,332,301

Sovereign Government Securities	—	82,346,731	—	82,346,731

U.S. Treasury Obligations	—	6,999,287	—	6,999,287

Total Investments	$275,407,242	$1,767,983,538	$51,510,157	$2,094,900,937

Forward Foreign Currency Exchange Contracts	$—	$28,493,813	$—	$28,493,813

Futures Contracts	21,631,879	—	—	21,631,879

Swap Contracts	—	38,118,281	—	38,118,281

Total	$297,039,121	$1,834,595,632	$51,510,157	$2,183,144,910

Liability Description

TBA Sale Commitments	$—	$(99,573,008)	$—	$(99,573,008)

Forward Commodity Contracts	—	(175,247)	—	(175,247)

Forward Foreign Currency Exchange Contracts	—	(12,474,165)	—	(12,474,165)

Non-Deliverable Bond Forward Contracts	—	(146,644)	—	(146,644)

Futures Contracts	(853,417)	—	—	(853,417)

Swap Contracts	—	(22,771,110)	—	(22,771,110)

Total	$(853,417)	$(135,140,174)	$—	$(135,993,591)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

60

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Sovereign Government Bonds	Total

Balance as of October 31, 2021	$1,034,540	$526,298	$39,352,445	$—	$40,913,283

Realized gains (losses)	—	—	(1,426,234)	—	(1,426,234)

Change in net unrealized appreciation (depreciation)	14,228	(41,495)	27,097	(10,485,153)	(10,485,323)

Cost of purchases	—	—	14,800,000	—	14,800,000

Proceeds from sales, including return of capital	(193,750)	—	(10,408,034)	—	(10,601,784)

Accrued discount (premium)	—	4,258	—	134,637	138,895

Transfers to Level 3	—	—	—	18,171,320	18,171,320

Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2022	$855,018	$489,061	$42,345,274	$7,820,804	$51,510,157

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2022	$11,375	$(41,495)	$(153,263)	$(10,485,153)	$(10,668,536)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2022:

Type of Investment	Fair Value as of April 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$855,018	Maxtrix Pricing	Credit Spread to U.S. Treasury	17.69%	Decrease

Loan Participation Notes	489,061	Maxtrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.98%	Decrease

Sovereign Government Bonds	7,820,804	Third Party Indication of Value	Foreign Currency Exchange Rate	33.30 UAH/USD	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

61

Global Opportunities Portfolio

April 30, 2022

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

62

Global Opportunities Portfolio

April 30, 2022

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

63

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

64

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

65

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

66

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local

Income Portfolio, Global Macro Absolute Return

Advantage Portfolio, Global Opportunities Portfolio,

High Income Opportunities Portfolio and

Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance

Short Duration Strategic Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022